Analysis of Leased Assets Under Capital Leases (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Class of property
Less - Accumulated depreciation	¥ (27,647)	¥ (24,985)
Capital Leases, Balance Sheet, Assets by Major Class, Net, Total	18,989	21,613
Building
Class of property
Capital leased assets, gross	15,872	15,828
Machinery and equipment
Class of property
Capital leased assets, gross	¥ 30,764	¥ 30,770